Warrant Liability - Additional Information (Detail) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2022 GBP (£) £ / Warrant £ / shares shares	Dec. 31, 2021 GBP (£) £ / Warrant £ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 GBP (£)	Jun. 30, 2020 £ / shares shares
Disclosure of classes of share capital [line items]
Percentage of ordinary share capital	24.00%	25.00%
Warrant liability | £	£ 531	£ 8,336			£ 50,775
Exercise price per warrants | £ / shares	£ 0.348
fair value of the warrant liability | £	£ 400	£ 8,000
Number of warrants exercised during period		14,954,491
Private placement [Member]
Disclosure of classes of share capital [line items]
Warrants issued						161,048,366
Fair Value Adjustments Of Warrants | £	£ 7,600
Exercise price per warrants | £ / shares						£ 0.348
Number of warrants exercised during period	0	15,414,626
Bank loan [member]
Disclosure of classes of share capital [line items]
Warrant liability | £	£ 100	£ 300
Bank loan [member] | Ordinary shares [member] | Warrants Subscribed [Member]
Disclosure of classes of share capital [line items]
Exercise price per warrants | £ / shares	£ 2.95	£ 2.95
Class of warrant number of securities called by warrants	1,243,908	1,243,908
Bank loan [member] | Ordinary shares [member] | Two Thousand And Twenty Warrants [Member]
Disclosure of classes of share capital [line items]
Exercise price per warrants | $ / shares			$ 0.4144	$ 0.4144
Class of warrant number of securities called by warrants	1,243,908	1,243,908
Warrant [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	147,431,351	147,431,351
Number of warrants exercised | £ / Warrant	0	0